Income taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment for income tax recovery	$ 34,100,000
Adjustment for re-valuation of deferred tax assets and liabilities	45,500,000
Current income tax expense relating to changes in tax laws	11,400,000	$ 0
Deferred tax asset	139,664,000	146,602,000
Cash and cash equivalents	184,091,000	165,872,000	$ 596,529,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	387,684,000	454,027,000
Deferred tax asset	80,135,000	95,491,000
Valuation allowance	22,091,000	21,218,000
Net deferred tax asset	58,044,000	74,273,000
Unrecognized losses	97,440,000	89,954,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	497,277,000	658,734,000
Deferred tax asset	87,801,000	110,862,000
Valuation allowance	83,430,000	106,242,000
Net deferred tax asset	4,371,000	4,620,000
Unrecognized losses	479,031,000	640,246,000
Expiring at various dates up to 2038 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	53,382,000	41,205,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	334,302,000	412,822,000
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	142,414,000	126,389,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 3,605,464,000	$ 2,779,924,000